Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of currency exchange rates impact
	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2021	2020	2021	2020
Thai Baht	0.0312	0.0324	0.0325	0.0316
Hong Kong Dollar	0.1282	0.1282	0.1282	0.1282

Schedule of disaggregation information of revenue by service type
	For the six months ended June 30,
	2021	Percentage of Total	2020	Percentage of Total
Service Type	$	Revenue	$	Revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$5,939,614	32.3%	$5,964,178	31.8%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	2,380,880	12.9%	2,438,017	13.0%
ATM Management	5,806,020	31.5%	6,267,452	33.5%
Cash Processing (CPC)	1,401,421	7.6%	1,443,220	7.7%
Cash Center Operations (CCT)	1,540,291	8.4%	1,595,889	8.5%
Cheque Center Service (CDC)	31,081	0.2%	30,285	0.2%
Others **	251,890	1.4%	223,342	1.2%
Cash Deposit Management Solutions (GDM)	849,956	4.6%	637,877	3.4%
Robotics AI solutions	203,872	1.1%	128,250	0.7%
Total	$18,405,025	100.0%	$18,728,786	100.0%